b

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.0%
	AEROSPACE & DEFENSE - 1.1%
18,175	Mercury Systems, Inc.(a)	$ 512,535

	APPAREL & TEXTILE PRODUCTS - 0.9%
20,025	Levi Strauss & Company, Class A	424,931

	ASSET MANAGEMENT - 1.9%
12,875	Cohen & Steers, Inc.	885,543

	AUTOMOTIVE - 2.2%
30,000	Gentex Corporation	1,029,000

	BANKING - 11.2%
27,550	Columbia Banking System, Inc.	518,216
37,025	First Community Corporation	612,023
8,350	Hancock Whitney Corporation	379,007
43,500	Old Second Bancorp, Inc.	595,950
11,100	Pinnacle Financial Partners, Inc.	851,369
16,675	Prosperity Bancshares, Inc.	1,033,349
8,200	SouthState Corporation	620,740
7,250	Wintrust Financial Corporation	700,640
		5,311,294
	COMMERCIAL SUPPORT SERVICES - 1.4%
11,100	AMN Healthcare Services, Inc.(a)	665,778

	CONSTRUCTION MATERIALS - 1.1%
2,900	Simpson Manufacturing Company, Inc.	504,281

	CONTAINERS & PACKAGING - 3.6%
66,770	Graphic Packaging Holding Company	1,726,005

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	ELECTRIC UTILITIES - 3.2%
27,150	Black Hills Corporation	$ 1,490,535

	ELECTRICAL EQUIPMENT - 3.3%
5,225	Generac Holdings, Inc.(a)	710,391
3,600	Littelfuse, Inc.	830,304
		1,540,695
	FOOD - 3.1%
14,400	John B Sanfilippo & Son, Inc.	1,435,680

	HEALTH CARE FACILITIES & SERVICES - 1.9%
7,500	Ensign Group, Inc. (The)	887,700

	HOME CONSTRUCTION - 3.4%
7,025	Armstrong World Industries, Inc.	807,032
2,225	Cavco Industries, Inc.(a)	810,367
		1,617,399
	INDUSTRIAL SUPPORT SERVICES - 2.1%
17,275	Core & Main, Inc.(a)	975,519

	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
29,800	Lazard, Inc.	1,147,300

	INSURANCE - 6.0%
22,475	Axis Capital Holdings Ltd.	1,378,392
11,075	Hanover Insurance Group, Inc. (The)	1,437,756
		2,816,148
	LEISURE PRODUCTS - 1.0%
5,700	Polaris, Inc.	485,412

	MACHINERY - 3.8%
11,050	Esab Corporation	1,169,974
4,575	Middleby Corporation (The)(a)	635,788
		1,805,762

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.8%
30,525	Envista Holdings Corporation(a)	$ 600,732
12,200	Globus Medical, Inc., Class A(a)	607,438
14,300	QuidelOrtho Corporation(a)	579,865
		1,788,035
	METALS & MINING - 3.6%
6,050	Encore Wire Corporation	1,690,128

	MULTI ASSET CLASS REIT - 1.4%
44,000	Elme Communities	667,040

	OFFICE REIT - 1.6%
39,425	Equity Commonwealth(a)	738,036

	OIL & GAS PRODUCERS - 5.4%
50,000	Magnolia Oil & Gas Corporation, Class A	1,253,500
20,450	Matador Resources Company	1,274,035
		2,527,535
	REAL ESTATE SERVICES - 2.5%
2,730	Jones Lang LaSalle, Inc.(a)	493,311
20,825	Marcus & Millichap, Inc.	659,528
		1,152,839
	RESIDENTIAL REIT - 3.5%
38,000	Independence Realty Trust, Inc.	599,260
66,200	UMH Properties, Inc.	1,053,904
		1,653,164
	RETAIL - DISCRETIONARY - 4.7%
16,000	Academy Sports & Outdoors, Inc.	932,799
6,525	BlueLinx Holdings, Inc.(a)	715,597
5,325	Boot Barn Holdings, Inc.(a)	566,953
		2,215,349
	SELF-STORAGE REIT - 0.8%
10,300	National Storage Affiliates Trust	360,912

HUNTER SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Shares		Fair Value
	COMMON STOCKS — 92.0% (Continued)
	SEMICONDUCTORS - 6.0%
17,350	Coherent Corporation(a)	$ 947,831
2,650	Onto Innovation, Inc.(a)	491,549
12,225	Tower Semiconductor Ltd.(a)	401,836
41,500	Vishay Intertechnology, Inc.	960,309
		2,801,525
	SOFTWARE - 0.9%
8,350	Ziff Davis, Inc.(a)	418,419

	SPECIALTY REIT - 1.2%
45,100	Gladstone Land Corporation	571,868

	TECHNOLOGY SERVICES - 0.8%
10,325	John Wiley & Sons, Inc., Class A	387,910

	TRANSPORTATION & LOGISTICS - 2.2%
11,825	Grupo Aeroportuario del Centro Norte S.A.B. de - ADR	1,043,438

	TOTAL COMMON STOCKS (Cost $40,610,521)	43,277,715

	SHORT-TERM INVESTMENT — 6.5%
	MONEY MARKET FUND - 6.5%
3,038,344	First American Treasury Obligations Fund, Class X, 5.21% (Cost $3,038,344)(b)	3,038,344

	TOTAL INVESTMENTS - 98.5% (Cost $43,648,865)	$ 46,316,059
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	723,516
	NET ASSETS - 100.0%	$ 47,039,575

ADR	- American Depositary Receipt
LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a) Non-income producing security.

(b) Rate disclosed is the seven day effective yield as of April 30, 2024.